Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, equipment and software, net
Schedule of property, equipment and software, net
Property, equipment and software, net consist of the following:

	As of December 31,
	2023	2024
	(RMB in millions)

Land, building and building improvement	56,445	70,977
Logistics, warehouse and other heavy equipment	16,653	18,061
Vehicles	7,268	8,981
Leasehold improvement	5,117	5,895
Electronic equipment	2,644	2,947
Software	1,049	1,072
Office equipment	696	757

Total	89,872	108,690
Less: accumulated depreciation and impairment	(19,837)	(25,953)

Net carrying amount	70,035	82,737